Shareholder Report, Average Annual Return (Details) 194008_Kensington Active Advantage Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	45 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	12.01%	4.68%
50% S&P500/50% Bloomberg Capital Aggregate Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P500/50% Bloomberg Capital Aggregate Bond
Average Annual Return, Percent	12.64%	7.66%